Related Party Transactions (Details) (USD $)	0 Months Ended			12 Months Ended
	Dec. 15, 2012	Jan. 02, 2012	Feb. 08, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions
Monthly advances on account of the vessels' operating expenses				$ 12,664,000	$ 9,128,000
Manager
Related Party Transactions
Adjusted management fees per day for commercial, chartering and administrative services			675
Adjusted management fees per vessel per day for vessels on bareboat charter			340
Adjusted management fees per vessel per day for vessels on time charter			675
Flat management fees per newbuilding vessel for the supervision of newbuilding contracts			725,000
Management commission on gross freight, charter hire, ballast bonus and demurrage before adjustment (as a percent)	0.75%
Adjusted management commission on gross freight, charter hire, ballast bonus and demurrage (as a percent)		1.00%
Management commission based on the contract price of any vessel bought or sold (excluding newbuildings) (as a percent)		0.50%
Management fees incurred shown under "General and administrative expenses"				15,500,000	13,500,000	11,400,000
Management commissions incurred shown under "Voyage expenses"				5,900,000	3,400,000	2,600,000
Monthly advances on account of the vessels' operating expenses				12,700,000	9,100,000
The Swedish Club
Related Party Transactions
Premiums paid				$ 10,400,000	$ 8,700,000	$ 7,300,000